BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Going concern (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Total operating profit	₺ 16,959	₺ (1,046,715)	₺ (7,381,727)
Accumulated deficit	(19,164,876)	(17,537,898)
Operating cash	5,697,678	7,246,542	1,020,495
Cash and cash equivalents	₺ 6,750,179	₺ 7,940,833	₺ 12,527,681